STOCKHOLDERS EQUITY	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 8 – STOCKHOLDERS EQUITY

Common Stock

The Company has authorized 650,000,000 shares of common stock. On September 30, 2023 and December 31, 2022, there were 302,747,608 and 189,216,582 shares of common stock issued and outstanding, respectively, with a $0.001 par value per share.

During the three months ended September 30, 2023, the Company issued the following shares of common stock:

•	30,000,000 shares were issued for related party services which were valued at $1,215,000
•	1,000,000 shares were issued for services which were valued at $34,000
•	16,880,768 shares were issued upon the exercise of warrants which were valued at $581,219
•	4,000,000 shares valued at $131,000 were issued as a commitment fee to obtain financing
•	890,914 common shares were sold pursuant to the Company’s credit line for gross proceeds of $15,072

During the three months ended June 30, 2023, the Company issued the following shares of common stock:

•	26,000,000 shares were issued for related party services which were valued at $980,300
•	1,750,000 shares were issued for services which were valued at $66,500
•	6,503,000 shares were issued upon the conversion of convertible notes and accrued interest. These shares were valued at $234,400.
•	4,000,000 shares valued at $147,000 were issued as a commitment fee to obtain financing
•	1,501,502 common shares were sold pursuant to the Company’s credit line for gross proceeds of $50,000

During the three months ended March 31, 2023, the Company issued the following shares of common stock:

•	6,000,000 shares for services valued at $206,700
•	6,000,000 shares for financing commitments valued at $198,000
•	8,552,000 shares upon the conversion of convertible notes and accrued interest valued at $381,860
•	451,952 shares to pay off an accounts payable balance of $15,050

During the year ended December 31, 2022, the Company issued the following shares of stock:

•	3,000,000 shares upon the conversion of Series C Stock
•	1,607,000 shares for financing commitments valued at $97,453
•	3,696,000 shares upon the conversion of convertible notes valued at $58,027

Preferred Stock

On December 19, 2019, the Company filed a Certificate of Designation with the State of Florida to designate 1,500,000 shares of the Company’s authorized preferred stock as Series A Preferred Stock (“Series A Stock”), 5,000,000 shares as Series B Preferred Stock (“Series B Stock”) and 1,000,000 shares as Series C Preferred Stock (“Series C Stock”).

A summary of the material provisions of the Certificate of Designation governing the Series A Stock, the Series B Stock and the Series C Stock is as follows:

Series A Stock

The Series A Stock is not convertible. Each share of Series A Stock shall entitle the holder to three hundred votes for each share of Series A Stock. Any amendment to the Certificate of Designation requires the consent of the holders of at least two-thirds of the shares of Series A Stock then outstanding. The holders of Series A Stock are not entitled to dividends until and unless determined by the Board of Directors of the Company.

Liquidation Preference

No distribution shall be made to holders of shares of capital stock ranking junior to the Series A Preferred Stock upon liquidation, dissolution or winding-up of the Company. The Series A Stock ranks pari passu with the Series C Stock.

There were no shares of Series A Stock outstanding as of September 30, 2023 and December 31, 2022

Series B Stock

The Series B Stock is convertible at any time by the holder into the number of shares of common stock of the Company based on two times the price paid by the holder for the shares. The Board has the authorization to establish a minimum price for the conversion price of the Series B Stock (so that if the market price of the common stock of the Company drops below the issuance price, the conversion rate will then be based on the minimum price established by the Board and not the price paid for the shares). The holders of Series B Stock shall not be entitled to voting rights except as otherwise provided by applicable law. The holders of Series B Stock are not entitled to dividends until and unless determined by the Board.

Liquidation Preference

The holders of Series B Stock shall not be entitled to any distributions upon a liquidation of the Company.

Restrictions of Transferability

The shares of the Series B Stock shall not, directly, or indirectly, be sold, hypothecated, transferred, assigned, or disposed of in any manner without the prior written consent of the Board and applicable securities laws.

There were no shares of Series B Stock outstanding as of September 30, 2023, or December 31, 2022.

Series C Stock

The Series C Stock is convertible at any time by the holder into the number of shares of common stock of the Company on the basis of three times the price paid for the shares divided by the floor price of $0.10 established by the Board of Directors. The holders of the Series C Stock shall not be entitled to voting rights except as otherwise provided for by applicable law. The holders of Series C Stock are not entitled to dividends until and unless determined by the Board.

Liquidation Preference

Upon any liquidation of the Company, the holders of Series C Stock shall be entitled to the amount paid for the shares of Series C Stock prior to the holders of shares ranking junior to the Series C Stock. Upon the holders of the Series C Stock and any series of stock ranking pari passu with the Series C Stock having received distributions to which they are entitled, the remaining assets of the Company shall be distributed to the other holders pro rata in proportion to the shares held by each holder.

Restrictions of Transferability

The Series C Stock shall not, directly, or indirectly, be sold, hypothecated, transferred, assigned, or disposed of in any manner without the prior written consent of the Board and applicable securities laws.

As of September 30, 2023, and December 31, 2022 there were 165,080 and 145,080 shares of Series C Stock outstanding, respectively, which were purchased at a price of $1.00 per share.

On July 11, 2023 (the “Issue Date”), the Company, entered into a Securities Purchase Agreement (the “GSC Purchase Agreement”) with GS Capital Partners, LLC, (“GSC”), pursuant to which the Company issued to GSC a 10% promissory note in the principal amount of $115,000.00 (the “GSC Note”). The Company received $105,000.00 gross proceeds from GSC due to the original issue discount on the GSC Note of $10,000. In connection with the execution and delivery of the GSC Purchase Agreement and the issuance of the GSC Note, the Company issued to GSC 500,000 commitment shares (the “GSC Commitment Shares”) and a warrant to purchase an additional 862,500 shares of common stock of the Company (the “GSC Warrant”) at an exercise price of $0.10 per share (the “GSC Exercise Price”). In addition to the Commitment Shares, the Company issued 1,500,000 returnable shares to GSC (the “Returnable Shares”), which are held in book-entry and returnable to the Company by GSC unless there is an uncured default during the 12-month term of the GSC Note.

The GSC Note bears interest at a rate of 10% per annum, at a fixed conversion price of $0.01 (the “GSC Conversion Price”) and is due and payable no later than July 11, 2024. Interest on the GSC Note is payable in shares of the Company’s common stock (the “Common Stock”) commencing on the Issue Date. The Note may be prepaid at an amount equal to 110% of the principal plus accrued interest within 180 days.

The GSC Note can be accelerated upon the occurrence of an event of default, which shall occur, among other events, (i) if the Company defaults in the payment of principal or interest on the GSC Note or any other note issued to GSC by the Company, (ii) if a majority of the members of the board of directors of the Company on the Issue Date are no longer serving as members of the board, (iii) the Company is not current in its filings with the Securities and Exchange Commission, (iv) if the Common Stock are delisted from an exchange (including the OTC Market exchange), or if the Common Stock trades on an exchange, and trading in the Common Stock is suspended for more than 10 consecutive days, or (v) the Company ceases to file its reports under the Securities Act of 1933, as amended (the “Act”). Upon an event of default, interest on the GSC Note shall accrue at a default interest rate of 24% per annum, and the GSC Conversion Price shall decrease from $.01 per share to $0.005 per share.

The parties agree that while any principal amount, interest or fees, or expenses are still outstanding under the GSC Note, the Company will not enter into any public or private offering of its securities in which the Company receives cash proceeds in the aggregate of more than $450,000 with another investor or investor that establishes rights or benefiting such other investor or investors in any manner more favorable in any material respect than the rights and benefits established in favor of GSC.

The GSC Warrant provides for the purchase of up to 862,500 shares of the Common Stock (the “GSC Warrant Shares”) at the GSC Exercise Price and is exercisable at any time on or after the Issue Date and terminating on the five-year anniversary of the Issue Date. The GSC Warrant may be exercised, in whole or part, on a cashless basis unless a registration statement covering the GSC Warrant Shares is effective at the time of exercise, entitling GSC to receive the number of shares calculated based on the closing price of the Common Stock immediately preceding the date on which GSC elects to a cashless exercise of the GSC Warrant at the GSC Exercise Price, as adjusted.

The Company’s sales of shares of Common Stock to GSC under the GSC Purchase Agreement is limited to no more than the number of shares that would result in the beneficial ownership by the Buyer and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of the Common Stock.

The Company and GSC made certain representations and warranties to each other that are customary for transactions similar to this one, subject to specified exceptions and qualifications.

On August 22, 2023 (the “Coventry Issue Date”), the Company entered into a Securities Purchase Agreement (the “Coventry Purchase Agreement”) with Coventry Enterprises, LLC, (“Coventry”), pursuant to which the Company issued to Coventry a 10% promissory note in the principal amount of $115,000.00 (the “Coventry Note”). The Company received $105,000.00 gross proceeds from Coventry due to the original issue discount of $10,000. In connection with the execution and delivery of the Coventry Purchase Agreement and the issuance of the Coventry Note, the Company issued to Coventry 500,000 commitment shares (the “Coventry Commitment Shares”) and a warrant to purchase an additional 862,500 shares of Common Stock (the “Coventry Warrant”) at an exercise price of $0.10 per share (the “Exercise Price”). In addition to the Coventry Commitment Shares, the Company issued 1,500,000 returnable shares to Coventry, which are held in book-entry and returnable to the Company by Coventry unless there is an uncured default during the 12-month term of the Coventry Note.

The Coventry Note bears interest at a rate of 10% per annum, at a fixed conversion price of $0.01 (the “Conversion Price”) and is due and payable no later than August 22, 2024. Interest on the Coventry Note is payable in shares of Common Stock commencing on the Coventry Issue Date. The Coventry Note and all accrued interest on the Coventry Note may be prepaid in whole or in part without premium or penalty of any type.

The Coventry Note can be accelerated upon the occurrence of an event of default, which shall occur, among other events, (i) if the Company defaults in the payment of principal or interest on the Coventry Note or any other note issued to Coventry by the Company, (ii) if a majority of the members of the board of directors of the Company on the Coventry Issue Date are no longer serving as members of the board, (iii) the Company is not current in its filings with the Securities and Exchange Commission, (iv) if the Common Stock are delisted from an exchange (including the OTC Market exchange), or if the Common Stock trades on an exchange, and trading in the Common Stock is suspended for more than 10 consecutive days, or (v) the Company ceases to file its reports under the  Act. Upon an event of default, interest on the Coventry Note shall accrue at a default interest rate of 24% per annum, and the Conversion Price shall decrease from $.01 per share to $0.005 per share.

The Warrant provides for the purchase of up to 862,500 shares of Common Stock (the “Warrant Shares”) at the Exercise Price and is exercisable at any time on or after the Coventry Issue Date and terminating on the five-year anniversary of the Coventry Issue Date. The Warrant may be exercised, in whole or part, on a cashless basis unless a registration statement covering the Warrant Shares is effective at the time of exercise, entitling Coventry to receive the number of shares calculated based on the closing price of the Common Stock immediately preceding the date on which Coventry elects to a cashless exercise of the Warrant at the Exercise Price, as adjusted.

The Company’s sales of shares of Common Stock to Coventry under the Purchase Agreement is limited to no more than the number of shares that would result in the beneficial ownership by Coventry and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of Common Stock.

The Company and the Buyer made certain representations and warranties to each other that are customary for transactions similar to this one, subject to specified exceptions and qualifications.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants on September 30, 2023, and December 31, 2022. All warrants are exercisable for a period of three to five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

December 31, 2021	–	$–	–

Warrants issued	5,018,000	$0.10	–
Warrants exercised	–	–	–
Warrants forfeited	–	–	–
Balance December 31, 2022	5,018,000	$0.10055

Warrants issued	20,664,690	$.0088	–
Warrants exercised	(16,880,768)	.0001	–
Warrants forfeited	–	–	–
Balance September 30, 2023	8,801,922	$0.408	4.75

As of September 30, 2023 the outstanding stock purchase warrants had an aggregate intrinsic value of $0.

Stock Options

As of September 30, 2023, there were 16,000,000 vested 10-year stock options outstanding. 5,333,334 options had a strike price of $0.07, 5,333,333 had a strike price of $0.25 and 5,333,333 had a strike price of $0.50 and a remaining life of 8.25 years. All options were immediately expensed during the second quarter of 2022 and the Company recorded an expense of $1,239,823 related to these options. There have been no stock option issuances since June 30, 2021. As of September 30, 2023, these options had no intrinsic value.